INCOME TAXES (Details)	6 Months Ended		12 Months Ended				12 Months Ended			6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Tax Credits Not Utilized [Member] USD ($)	Dec. 31, 2012 ARGENTINA [Member] USD ($)	Dec. 31, 2011 ARGENTINA [Member] USD ($)	Dec. 31, 2010 ARGENTINA [Member] USD ($)	Jun. 30, 2013 BRAZIL [Member] USD ($)	Jun. 30, 2013 BRAZIL [Member] BRL	Dec. 31, 2012 BRAZIL [Member] USD ($)	Dec. 31, 2012 BRAZIL [Member] BRL	Dec. 31, 2011 BRAZIL [Member] USD ($)	Dec. 31, 2010 BRAZIL [Member] USD ($)	Jun. 30, 2013 UNITED STATES [Member]	Dec. 31, 2012 UNITED STATES [Member]	Dec. 31, 2012 PARAGUAY [Member] USD ($)	Dec. 31, 2011 PARAGUAY [Member] USD ($)	Dec. 31, 2010 PARAGUAY [Member] USD ($)	Dec. 31, 2012 Others [Member] USD ($)	Dec. 31, 2011 Others [Member] USD ($)	Dec. 31, 2010 Others [Member] USD ($)	Jun. 30, 2013 Tax on Minimum Presumed Income (TOMPI) [Member] ARGENTINA [Member]	Dec. 31, 2012 Tax on Minimum Presumed Income (TOMPI) [Member] ARGENTINA [Member] USD ($)	Jun. 30, 2013 Surtax [Member] BRAZIL [Member]	Dec. 31, 2012 Surtax [Member] BRAZIL [Member]	Jun. 30, 2013 Social Contribution [Member] BRAZIL [Member]	Dec. 31, 2012 Social Contribution [Member] BRAZIL [Member]
Taxes [Line Items]
Income tax rate (in hundredths)										15.00%	15.00%	15.00%	15.00%			4.00%	4.00%							1.00%	1.00%	10.00%	10.00%	9.00%	9.00%
Period tax may be imposed																								10 years	10 years
Threshold amount for additional taxes										$ 108,000	240,000	$ 117,000	240,000
Percentage of gross shipping income subject to income tax (in hundredths)																50.00%	50.00%
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense			1,385,000	1,904,000	4,529,000		1,255,000	1,110,000	623,000			7,000		0	1,723,000			48,000	403,000	1,725,000	75,000	391,000	458,000
Deferred income tax (benefit) expense			(4,354,000)	(3,641,000)	1,834,000		2,541,000	4,630,000
Non-current assets			13,277,000	9,486,000			7,010,000
Income tax (benefit) expense			(2,969,000)	(1,737,000)	6,363,000
Federal income tax rate (in hundredths)			35.00%	35.00%	35.00%		35.00%					34.00%	34.00%					10.00%
Income Tax Expense (Benefit) Reconciliation [Abstract]
(Loss) income from continuing operations before income taxes	10,208,000	(21,912,000)	(65,733,000)	(19,972,000)	1,958,000
Sources not subject to income tax			51,203,000	20,835,000	8,609,000
Income (loss) subject to income tax			(14,530,000)	863,000	10,567,000
Tax (benefit) expense at statutory tax rate			(5,085,000)	302,000	3,698,000
Rate differential			348,000	(184,000)	(306,000)
Change in valuation allowance			1,549,000	197,000	1,215,000
Effects of foreign exchange changes related to our foreign subsidiaries			(1,479,000)	(4,020,000)	1,174,000
Income tax withholding in foreign jurisdictions			825,000	572,000	349,000
Others			873,000	1,396,000	233,000
Income tax (benefit) expense			(2,969,000)	(1,737,000)	6,363,000
Consolidated tax credits																									4,068,000
Valuation allowance for deferred tax assets			2,895,000	1,346,000
Percentage of taxable income, limitation on NOLs (in hundredths)												30.00%	30.00%
Deferred Income Tax Assets [Abstract]
Other, deferred income tax current assets			109,000	286,000
NOLs			8,788,000	2,339,000		2,192,000	7,110,000					1,678,000
TOMPI credit			4,068,000	3,694,000		703,000
Others			421,000	3,453,000
Total deferred income tax noncurrent assets			13,277,000	9,486,000			7,010,000
Valuation allowance of deferred income tax assets			(2,895,000)	(1,346,000)
Net deferred income tax noncurrent assets			10,382,000	8,140,000
Deferred Income Tax Liabilities [Abstract]
Vessels and equipment, net			13,176,000	11,292,000
Intangible assets			272,000	332,000
Unrealized exchange differences			2,120,000	3,851,000
Other			220,000	263,000
Total deferred income tax noncurrent liabilities			15,788,000	15,738,000
Net deferred income tax liabilities			$ (5,297,000)	$ (7,312,000)